COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligation

Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Lease commitment	$760,243	$230,889	$454,170	$75,184	$–
MTM Animation acquisition	133,002	73,890	59,112	–	–
Repayment of other loan payable	1,279,075	511,630	767,445	–	–
Repayment of bank loans	47,694,700	47,694,700	–	–	–
Liabilities on assets held for sale	19,709,383	19,709,383	–	–	–
Total	$69,576,403	$68,220,492	$1,280,727	$75,184	$–